Shareholders equity - Distribution of results (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Result Absorption	R$ (7,074,198)	R$ 14,084,848
Reserve Balances	13,039,124	35,402,942
Realization of deemed cost, net of taxes
Disclosure of classes of share capital [line items]
Result Absorption	(79,385)	(100,705)
Tax incentives
Disclosure of classes of share capital [line items]
Result Absorption	321,671	118,959
Reserve Balances	R$ 1,319,908	998,237
Legal Reserve
Disclosure of classes of share capital [line items]
Reserve as Percentage of Share Capital	20.00%
Result Absorption		443,010
Reserve Balances	R$ 1,847,109	1,847,109
Capital increase reserve
Disclosure of classes of share capital [line items]
Reserve as Percentage of Share Capital	80.00%
Result Absorption		10,911,226
Reserve Balances	R$ 2,807,632	15,670,952
Special statutory reserve
Disclosure of classes of share capital [line items]
Reserve as Percentage of Share Capital	20.00%
Result Absorption		1,212,358
Reserve Balances	R$ 1,847,109	1,887,576
Investment reserve
Disclosure of classes of share capital [line items]
Result Absorption	(7,315,184)
Reserve Balances	5,157,140	14,972,324
Other capital reserves
Disclosure of classes of share capital [line items]
Reserve Balances	60,226	26,744
Unclaimed dividend forfeited
Disclosure of classes of share capital [line items]
Result Absorption	(1,300)
Interest on own capital
Disclosure of classes of share capital [line items]
Result Absorption		R$ 1,500,000